INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	As of December 31,
	2015	2016
	RMB	RMB
Trademark	3,071,480	3,071,480
Computer software	22,709,977	24,964,233
Less: accumulated amortization	(5,309,010)	(7,738,986)
Intangible assets, net	20,472,447	20,296,727